Vista Outdoor Inc. - 10-K Property, Plant, and Equipment (Schedule of Property, Plant, and Equipment) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment		$ 653,748	$ 642,558
Less: accumulated depreciation		(451,884)	(414,311)
Net property, plant, and equipment	$ 184,774	201,864	228,247
Land
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment		13,301	13,276
Buildings and improvements
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment		108,753	108,377
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment		516,337	498,266
Property not yet in service
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment		$ 15,357	$ 22,639